Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019	5,578,131
Balance at Dec. 31, 2019	$ 1,116	$ 17,883	$ (789)	$ 94,590	$ 112,800
Net income	0	0	0	6,931	6,931
Dividends paid ($0.96 per share)	$ 0	0	0	(5,363)	(5,363)
Options exercised (in shares)	5,189
Options exercised	$ 1	85	0	0	86
Restricted stock granted (in shares)	8,250
Restricted stock granted	$ 2	(2)	0	0	0
Restricted stock forfeited (in shares)	(4,500)
Restricted stock forfeited	$ (1)				0
Restricted stock forfeited		1
Stock compensation expense	0	167	0	0	167
Other comprehensive (loss) income, net	$ 0	0	4,927	0	4,927
Balance (in shares) at Dec. 31, 2020	5,587,070
Balance at Dec. 31, 2020	$ 1,118	18,134	4,138	96,158	119,548
Net income	0	0	0	7,494	7,494
Dividends paid ($0.96 per share)	$ 0	0	0	(5,370)	(5,370)
Restricted stock granted (in shares)	8,250
Restricted stock granted	$ 2	(2)	0	0	0
Stock compensation expense	0	161	0	0	161
Other comprehensive (loss) income, net	$ 0	0	(15,933)	0	(15,933)
Balance (in shares) at Dec. 31, 2021	5,595,320
Balance at Dec. 31, 2021	$ 1,120	18,293	(11,795)	98,282	105,900
Net income	0	0	0	9,620	9,620
Dividends paid ($0.96 per share)	$ 0	0	0	(5,377)	(5,377)
Restricted stock granted (in shares)	8,250
Restricted stock granted	$ 2	(2)	0	0	0
Stock compensation expense	0	157	0	0	157
Other comprehensive (loss) income, net	$ 0	0	(71,275)	0	(71,275)
Balance (in shares) at Dec. 31, 2022	5,603,570
Balance at Dec. 31, 2022	$ 1,122	$ 18,448	$ (83,070)	$ 102,525	$ 39,025